Personnel expenses - Disclosure of Defined Benefit Plan, Expense Recognized in Profit or Loss and Other Comprehensive Income (Details) - CHF (SFr) SFr in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of defined benefit cost in profit or loss
Current service cost (employer)		SFr 2,507	SFr 3,137	SFr 3,097
Past service cost		43	0	(94)
Interest expense on defined benefit obligation		1,182	231	114
Interest income on plan assets		(1,126)	(203)	(86)
Administrative cost excl. cost for managing plan assets		26	27	27
Defined benefit cost recognized in profit or loss		2,632	3,192	3,059
thereof service cost and administrative cost		2,576	3,164	3,031
thereof net interest expense on the net defined benefit liability		56	28	28
Reconciliation of amount recognized in OCI
Actuarial (gain) / loss on changes in financial assumptions		3,644	(12,222)	(2,303)
Actuarial (gain) / loss on changes in demographic assumptions		(10)	0	(2,432)
Actuarial (gain) / loss arising from experience adjustments		(1,000)	3,546	(773)
Actuarial (gain)/loss on defined benefit obligation		2,634	(8,676)	(5,508)
Return on plan assets excluding interest income		(659)	3,342	(2,504)
Remeasurement of net pension liabilities	[1]	SFr 1,975	SFr (5,334)	SFr (8,012)

[1]	See note 18